Notes Payable	3 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Notes Payable

Note 4 – Notes Payable

The Company entered into two $60,000 promissory notes on October 27, 2020 from Jonathan Klamkin, Cofounder, Director and CEO; and Lee McCarthy, Cofounder, Director, interim CFO and COO. The notes bear simple interest at an annual rate of 5% and mature December 31, 2021. As of December 31, 2020, the notes have incurred $1,000 in interest and another $3,000 during the six months ended June 30, 2021. The purpose of the notes was to provide working capital for the business to bridge the Company through the financing transaction. These were repaid upon the financing in June, 2021.